UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10387
Investment Company Act File Number
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	175,000	$12,159,000
General Dynamics Corp.	400,000	30,160,000
United Technologies Corp.	360,000	29,268,000

		$71,587,000

Beverages — 1.0%
PepsiCo, Inc.	330,000	$21,222,300

		$21,222,300

Biotechnology — 1.3%
Amgen, Inc.(1)	500,000	$27,540,000

		$27,540,000

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	255,000	$41,723,100

		$41,723,100

Chemicals — 0.6%
Air Products and Chemicals, Inc.(2)	150,000	$13,087,500

		$13,087,500

Commercial Banks — 9.0%
Fifth Third Bancorp(2)	1,650,000	$24,535,500
KeyCorp	2,500,000	22,250,000
PNC Financial Services Group, Inc.	775,000	46,500,000
U.S. Bancorp	1,275,000	34,425,000
Wells Fargo & Co.	1,950,000	63,219,000

		$190,929,500

Commercial Services & Supplies — 0.7%
Waste Management, Inc.(2)	400,000	$15,148,000

		$15,148,000

Communications Equipment — 0.9%
Cisco Systems, Inc.(1)	415,001	$8,777,271
Telefonaktiebolaget LM Ericsson, Class B	904,200	11,147,714

		$19,924,985

Computers & Peripherals — 1.2%
Hewlett-Packard Co.	540,000	$24,672,600

		$24,672,600

Consumer Finance — 1.0%
American Express Co.	500,000	$21,690,000

		$21,690,000

Diversified Financial Services — 6.1%
Bank of America Corp.	2,500,000	$34,325,000
Citigroup, Inc.(1)	7,650,000	36,873,000
JPMorgan Chase & Co.	1,300,000	58,422,000

		$129,620,000

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	800,000	$22,016,000
Verizon Communications, Inc.	350,000	12,467,000

		$34,483,000

Security	Shares	Value
Electric Utilities — 2.1%
American Electric Power Co., Inc.	250,000	$8,920,000
Entergy Corp.	175,000	12,629,750
Exelon Corp.(2)	300,000	12,753,000
NextEra Energy, Inc.	200,000	10,692,000

		$44,994,750

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	400,000	$13,680,000
Wal-Mart Stores, Inc.	900,000	50,463,000

		$64,143,000

Food Products — 2.9%
Kraft Foods, Inc., Class A	625,000	$19,106,250
Nestle SA	800,000	43,220,617

		$62,326,867

Health Care Equipment & Supplies — 1.1%
Covidien PLC	500,000	$23,735,000

		$23,735,000

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	600,000	$24,630,000

		$24,630,000

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	375,000	$16,766,250
McDonald’s Corp.	500,000	36,835,000

		$53,601,250

Household Products — 0.6%
Kimberly-Clark Corp.	182,000	$11,780,860

		$11,780,860

Industrial Conglomerates — 2.6%
General Electric Co.	2,225,000	$44,811,500
Tyco International, Ltd.	250,000	11,207,500

		$56,019,000

Insurance — 5.7%
Lincoln National Corp.	780,000	$22,495,200
MetLife, Inc.	915,000	41,879,550
Prudential Financial, Inc.	725,000	44,594,750
Travelers Companies, Inc. (The)	220,000	12,377,200

		$121,346,700

IT Services — 2.9%
Accenture PLC, Class A	250,000	$12,867,500
International Business Machines Corp.	192,600	31,201,200
MasterCard, Inc., Class A	78,400	18,542,384

		$62,611,084

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	250,000	$14,317,500

		$14,317,500

Machinery — 1.8%
Caterpillar, Inc.	125,000	$12,126,250
Illinois Tool Works, Inc.	270,000	14,442,300
PACCAR, Inc.	200,000	11,298,000

		$37,866,550

Security	Shares	Value
Media — 1.5%
Time Warner Cable, Inc.(2)	240,000	$16,279,200
Walt Disney Co. (The)	398,000	15,470,260

		$31,749,460

Metals & Mining — 3.6%
BHP Billiton, Ltd. ADR(2)	325,000	$28,934,750
Freeport-McMoRan Copper & Gold, Inc.	290,000	31,537,500
United States Steel Corp.(2)	286,800	16,539,756

		$77,012,006

Multi-Utilities — 2.7%
Dominion Resources, Inc.	300,000	$13,062,000
PG&E Corp.	325,000	15,041,000
Public Service Enterprise Group, Inc.	449,000	14,561,070
Sempra Energy	300,000	15,621,000

		$58,285,070

Multiline Retail — 1.0%
Target Corp.	400,000	$21,932,000

		$21,932,000

Oil, Gas & Consumable Fuels — 14.0%
Apache Corp.	425,000	$50,728,000
Chevron Corp.	280,100	26,589,893
ConocoPhillips	800,000	57,168,000
Exxon Mobil Corp.	450,000	36,306,000
Hess Corp.	400,000	33,648,000
Occidental Petroleum Corp.	560,000	54,140,800
Peabody Energy Corp.(2)	635,000	40,271,700

		$298,852,393

Pharmaceuticals — 7.9%
Abbott Laboratories	800,000	$36,128,000
Johnson & Johnson	725,000	43,333,250
Merck & Co., Inc.	1,150,000	38,145,500
Pfizer, Inc.	2,825,000	51,471,500

		$169,078,250

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	175,000	$20,287,750
Boston Properties, Inc.(2)	150,000	14,155,500
Vornado Realty Trust	220,000	19,379,800

		$53,823,050

Road & Rail — 1.7%
Union Pacific Corp.	370,000	$35,013,100

		$35,013,100

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	525,000	$11,266,500

		$11,266,500

Software — 1.7%
Microsoft Corp.	825,000	$22,873,125
Oracle Corp.	415,000	13,292,450

		$36,165,575

Specialty Retail — 2.4%
Best Buy Co., Inc.	425,000	$14,450,000
Staples, Inc.	550,000	12,270,500
TJX Companies, Inc. (The)	525,000	24,879,750

		$51,600,250

Security	Shares	Value
Tobacco — 1.1%
Philip Morris International, Inc.	400,000	$22,896,000

		$22,896,000

Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc., Class B(2)	650,000	$22,698,000
Vodafone Group PLC ADR(2)	450,000	12,762,000

		$35,460,000

Total Common Stocks (identified cost $1,460,328,047)		$2,092,134,200

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$36,082	$36,081,962
Eaton Vance Cash Reserves Fund, LLC, 0.21%(4)	35,566	35,565,611

Total Short-Term Investments (identified cost $71,647,573)		$71,647,573

Total Investments — 101.6% (identified cost $1,531,975,620)		$2,163,781,773

Other Assets, Less Liabilities — (1.6)%		$(34,134,178)

Net Assets — 100.0%		$2,129,647,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2011.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2011, the Portfolio loaned securities having a market value of $35,695,870 and received $36,081,962 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 were $37,911 and $16,314, respectively.

The Portfolio did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,537,232,936

Gross unrealized appreciation	$629,154,728
Gross unrealized depreciation	(2,605,891)

Net unrealized appreciation	$626,548,837

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$158,882,960	$—		$—	$158,882,960
Consumer Staples	139,148,410	43,220,617		—	182,369,027
Energy	298,852,393	—		—	298,852,393
Financials	559,132,350	—		—	559,132,350
Health Care	259,300,750	—		—	259,300,750
Industrials	215,633,650	—		—	215,633,650
Information Technology	143,493,030	11,147,714		—	154,640,744
Materials	90,099,506	—		—	90,099,506
Telecommunication Services	69,943,000	—		—	69,943,000
Utilities	103,279,820	—		—	103,279,820

Total Common Stocks	$2,037,765,869	$54,368,331	*	$—	$2,092,134,200

Short-Term Investments	$—	$71,647,573		$—	$71,647,573

Total Investments	$2,037,765,869	$126,015,904		$—	$2,163,781,773

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio
By:	/s/ Michael R. Mach
Michael R. Mach
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell Treasurer
Date: March 24, 2011